CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents (Note 4)	$ 30,548,624	$ 57,677,370
Assets held for sale (Note 7)	0	450,000
Marketable securities (Notes 5, 6)	611,477	892,271
Deposits, advances and other (Note 12)	2,459,002	194,802
Total current assets	33,619,103	59,214,443
Property, plant and equipment, net (Note 7)	19,165,683	19,125,626
Total assets	52,784,786	78,340,069
Current Liabilities:
Accounts payable and accrued expenses	1,782,748	2,076,131
Accrued interest	195,816	234,545
Current portion - convertible notes (Notes 12, 14)	17,955,500	0
Total current liabilities	19,934,064	2,310,676
Convertible notes (Notes 12, 14)	67,491,500	101,833,491
Total liabilities	87,425,564	104,144,167
Serial preferred stock, without par value Authorized: Unlimited Issued: None
Common shares and equity units	246,296,902	244,023,265
Class A common shares, without par value, Authorized: Unlimited, Issued and outstanding: 2012…59,798,972 2011…59,043,972 Equity Units Issued and outstanding: 2012…500,236 2011…500,236
Contributed Surplus	5,171,603	5,171,603
Stock options (Note 9)	18,937,131	17,143,278
Accumulated deficit	(304,813,634)	(292,183,986)
Accumulated other comprehensive income (loss)	(232,780)	41,742
Total shareholders’ deficit	(34,640,778)	(25,804,098)
Total liabilities and shareholders’ deficit	$ 52,784,786	$ 78,340,069